Restructuring - Restructuring Expense by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 6	$ 6	$ 45
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	2021 Italian workforce redundancies plan expense, net	2021 Italian workforce redundancies plan expense, net	2021 Italian workforce redundancies plan expense, net
Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 6	$ 6	$ 41
Other
Restructuring Cost and Reserve [Line Items]
Restructuring	0	(1)	4
Global Lottery
Restructuring Cost and Reserve [Line Items]
Restructuring	6	8	5
Global Lottery | Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	6	8	5
Global Lottery | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	0	0	0
Global Gaming
Restructuring Cost and Reserve [Line Items]
Restructuring	(1)	(4)	32
Global Gaming | Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	(1)	(3)	28
Global Gaming | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	0	(1)	4
PlayDigital
Restructuring Cost and Reserve [Line Items]
Restructuring	0	(1)	2
PlayDigital | Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	0	(1)	2
PlayDigital | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	0	0	0
Corporate and Other
Restructuring Cost and Reserve [Line Items]
Restructuring	1	2	6
Corporate and Other | Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	1	2	6
Corporate and Other | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 0	$ 0	$ 0